Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Composition of Deposits
The composition of deposits as of December 31, 2019 and December 31, 2018 is as follows:

	2019	2018
Non-interest bearing	$190,406	$170,030
NOW and money market accounts	369,354	298,220
Savings deposits	83,065	76,736
Time deposits, $250,000 or more	74,098	65,407
Other time deposits	182,073	145,829

Total	$898,996	$756,222

Scheduled Maturities of Time Deposits	The scheduled maturities of time deposits at December 31, 2019 are as follows:

Year Ending December 31,	Amount
2020	$137,630
2021	59,641
2022	27,709
2023	15,912
2024	15,279

$256,171